OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
OTHER NON-CURRENT ASSETS, NET
Schedule of other non-current assets
	As of December 31
	2012	2013
	RMB	RMB

Prepaid long-term lease (Note (i))	111,087	119,864
Deposit for training centers under construction (Note (ii))	30,366	30,366
Prepaid leasehold improvement maintenance fee (Note (ii))	23,376	20,092
Prepayment for new training base project (Note (ii))	65,609	65,609
Long-term receivable from ChanganXindi Electronics Company	—	4,000
Others	8,269	9,441
Less: Allowance for doubtful accounts(Note (iii))	—	(65,609)
Other non-current assets, net	238,707	183,763

Note (i) As of December 31, 2013, the balance included prepaid long-term lease of land portion of Ambow Beijing Campus with original amount of RMB 128,717and prepaid long-term lease of a new Career Enhancement education facility in Guangzhou (“Ambow Guangzhou Campus”) with original amount of RMB 59,206, respectively. The lease of building portion of Ambow Beijing Campus was classified as property as result of meeting criteria of capital lease. The lease of Ambow Beijing Campus and Ambow Guangzhou Campus started in 2012.

For the year ended December 31, 2013, the Group recorded an impairment loss of RMB 1,180 on its prepaid long-term lease due to it was occupied by one deconsolidated subsidiary (see Note 26), who had been physically using the lease.

For the year ended December 31, 2012,the Group recognized impairment of RMB 55,825due to the decline of business. There was no impairment loss for the year ended December 31, 2011.

For the years ended December 31, 2011, 2012 and 2013, amortization expenses of continuing operations was RMB nil, RMB 5,666 and RMB5,388, respectively.

Note (ii) In the year 2012, the Group entered into an agreements with a third party contractor to build 39 new training centers. Pursuant to these agreements, the Group paid to the third party contractor a deposit of approximately RMB 54,870 and 12 training centers with cost of approximately RMB 24,504 were delivered to the Group as of December 31, 2012. No training centers were delivered to the Group in the year 2013.

In the year 2012, the 8 year’s maintenance service of certain acquired training centers was provided by the same third party contractor with cost of RMB 26,267. The accumulated amortization of the maintenance service cost was RMB 2,891 and RMB 6,175 as of December 31, 2012 and 2013, respectively.

Note (iii) The balance represents the prepayment for establishing a new training base in Tianjin Campus of RMB 65,609, which required material capital commitment to be incurred. Considering the Group’s tight cash situation, management considered it did not have adequate capacity to fulfill the capital commitment. As a result, the Group provided full allowance on the balance for doubtful accounts as at December 31, 2013 due to the uncertain recoverability.